Vanguard Dividend Growth Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dividend Growth Spliced Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.07%	11.61%	11.45%
S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.07%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.03%	9.42%	10.48%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.20%	7.98%	9.04%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	7.32%	8.28%